SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) (Parenthetical) - USD ($)			6 Months Ended		12 Months Ended
	Oct. 01, 2025	Jul. 01, 2025	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024	Nov. 30, 2025
Subsequent Event [Line Items]
Advances to supplies					$ 1,458,569
Professional Fees	$ 189,689.85		$ 1,766,863	$ 1,248,215	1,781,053	$ 2,889,165
Consulting Agreement [Member]
Subsequent Event [Line Items]
Professional Fees		$ 5,500,000
Payments for Repurchase of Private Placement		$ 55,000,000
Stock Issued During Period, Shares, Other		220,000,000
Consulting agreement description		Accordingly, 148,100,000 shares were issued on a pro-rata basis using the Company’s available authorized shares. The remaining 71,900,000 shares were subject to stockholder approval and an amendment to the Company’s Articles of Incorporation to increase the authorized share capital. As of September 30, 2025, $1,797,500 of the total $5.5 million consulting fee, representing the portion attributable to the 71,900,000 shares not yet issued and therefore had not been settled in equity. Accordingly, this amount was recorded as Other current assets – deferred equity issuance costs.
Daren (Beijing) Biomedical Technology Co., Ltd. [Member]
Subsequent Event [Line Items]
Other prepaid inventory					$ 1,404,745
Daren (Beijing) Biomedical Technology Co., Ltd. [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Other prepaid inventory							$ 1,404,745